Fair Value Disclosures (Roll Forward of Level 3 Assets and Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Included in earnings:
Interest income	$ 7,066	$ 6,327	$ 6,142
Mortgage banking income	463	455	395
Other noninterest income	362	326	349
Non-agency MBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	626	745	861
Included in earnings:
Interest income	25	23	33
Mortgage banking income	0	0	0
Other noninterest income	0	0	0
Included in unrealized net holding gains (losses) in OCI	(45)	(45)	(38)
Purchases	0	0	0
Issuances	0	0	0
Sales	0	0	0
Settlements	(99)	(97)	(111)
Adoption of fair value option for commercial MSRs	0
Transfers into Level 3			0
Balance at end of period	507	626	745
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at end of period	25	23	33
MSRs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	880	844	1,047
Included in earnings:
Interest income	0	0	0
Mortgage banking income	63	10	(221)
Other noninterest income	0	0	0
Included in unrealized net holding gains (losses) in OCI	0	0	0
Purchases	0	0	0
Issuances	146	156	141
Sales	0	0	0
Settlements	(160)	(130)	(123)
Adoption of fair value option for commercial MSRs	123
Transfers into Level 3			0
Balance at end of period	1,052	880	844
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at end of period	63	10	(221)
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	4	17	(11)
Included in earnings:
Interest income	0	0	0
Mortgage banking income	97	87	94
Other noninterest income	0	(6)	(2)
Included in unrealized net holding gains (losses) in OCI	0	0	0
Purchases	0	1	0
Issuances	82	74	75
Sales	0	0	0
Settlements	(196)	(169)	(139)
Adoption of fair value option for commercial MSRs	0
Transfers into Level 3			0
Balance at end of period	(13)	4	17
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at end of period	(13)	4	17
Private Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	289	329	291
Included in earnings:
Interest income	0	0	0
Mortgage banking income	0	0	0
Other noninterest income	20	49	27
Included in unrealized net holding gains (losses) in OCI	0	0	0
Purchases	106	81	67
Issuances	0	0	0
Sales	(38)	(154)	(50)
Settlements	(15)	(16)	(7)
Adoption of fair value option for commercial MSRs	0
Transfers into Level 3			1
Balance at end of period	362	289	329
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at end of period	$ 7	$ (2)	$ 15